PENSION PLANS (Details 8) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	$ 2,036.5	$ 1,978.7	$ 1,860.7
Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	97.6	171.3
Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	1,312.8	1,362.7
Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	626.1	444.7
U.S. Equity Securities
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	79.6	82.2
U.S. Equity Securities | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	36.4	69.8
U.S. Equity Securities | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	43.2	12.4
U.S. Equity Securities | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Non-U.S. Equity Securities
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	122.7	150.9
Non-U.S. Equity Securities | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.8	35.4
Non-U.S. Equity Securities | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	121.9	115.5
Non-U.S. Equity Securities | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Acquisition plan receivable
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	212.0
Acquisition plan receivable | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0
Acquisition plan receivable | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0
Acquisition plan receivable | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	212.0
Cash and Cash Equivalents
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	60.1	65.7
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	60.1	65.7
Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
US Treasury Securities
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	427.6	469.9
US Treasury Securities | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
US Treasury Securities | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	425.6	465.6
US Treasury Securities | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	2.0	4.3
Corporate Debt Securities
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	314.2	339.7
Corporate Debt Securities | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.3	0.4
Corporate Debt Securities | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	301.9	329.7
Corporate Debt Securities | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	12.0	9.6
Asset-backed Securities
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	155.6	150.5
Asset-backed Securities | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Asset-backed Securities | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	155.6	150.5
Asset-backed Securities | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Hedge Funds, Equity
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	335.6	358.8
Hedge Funds, Equity | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Hedge Funds, Equity | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Hedge Funds, Equity | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	335.6	358.8
Real Estate Funds
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	27.4	34.0
Real Estate Funds | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Real Estate Funds | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Real Estate Funds | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	27.4	34.0
Private Equity Funds
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	18.4	17.7
Private Equity Funds | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Private Equity Funds | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Private Equity Funds | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	18.4	17.7
Absolute Return Strategies
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	283.3	309.3
Absolute Return Strategies | Fair Value, Inputs, Level 1
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	0.0	0.0
Absolute Return Strategies | Fair Value, Inputs, Level 2
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	264.6	289.0
Absolute Return Strategies | Fair Value, Inputs, Level 3
Defined benefit pension plan assets [Abstract]
Fair value of plan assets	$ 18.7	$ 20.3